United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-6447

(Investment Company Act File Number)

Federated Fixed Income Securities, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2013

Date of Reporting Period: Quarter ended 02/28/2013

Item 1. Schedule of Investments

Federated Strategic Income Fund
Portfolio of Investments
February 28, 2013 (unaudited)
Principal Amount, Foreign Par Amount or Shares			Value in U.S. Dollars
		Corporate Bonds—0.3%
		Basic Industry - Chemicals—0.1%
$1,250,000	[1,2]	Reliance Industries Ltd., Bond, Series 144A, 8.250%, 01/15/2027	$1,691,477
		Basic Industry - Paper—0.0%
250,000	[3,4,5]	Pope & Talbot, Inc., 8.375%, 06/01/2013	0
247,000		Westvaco Corp., Sr. Deb., 7.500%, 06/15/2027	282,332
		TOTAL	282,332
		Financial Institutional - Banking—0.1%
1,003,961	[1,2,5]	Regional Diversified Fun, Series 144A, 9.250%, 3/15/2030	729,699
		Financial Institution - Finance Noncaptive—0.0%
500,000		Susa Partnership LP, 8.200%, 06/01/2017	590,622
		Financial Institution - Insurance - Life—0.0%
500,000	[1]	Union Central Life Ins Co, Note, Series 144A, 8.200%, 11/01/2026	564,382
		Financial Institution - Insurance - P&C—0.1%
500,000	[1,2]	USF&G Cap, Series 144A, 8.312%, 7/01/2046	650,652
		TOTAL CORPORATE BONDS (IDENTIFIED COST $4,210,923)	4,509,164
		International Bonds—0.3%
		AUSTRALIAN DOLLAR—0.2%
		Sovereign—0.2%
2,480,000		Australia, Government of, Series 17, 5.500%, 3/01/2017	2,746,953
		NORWEGIAN KRONE—0.1%
		Banking—0.1%
14,750,000		KFW, Foreign Gov't. Guarantee, Series EMTN, 4.000%, 12/15/2014	2,658,998
		TOTAL INTERNATIONAL BONDS (IDENTIFIED COST $5,284,630)	5,405,951
		FOREIGN GOVERNMENTS/AGENCIES—9.6%
		British Pound—1.1%
		Sovereign—1.1%
3,410,000		Deutsche Apotheker-und A, 4.750%, 3/07/2020	6,332,183
2,700,000	[6]	United Kingdom, Government of, 0.320%, 07/08/2013	4,090,547
2,200,000	[6]	United Kingdom, Government of, 0.340%, 07/22/2013	3,332,534
2,779,000		United Kingdom, Government, Bond, 4.750%, 9/07/2015	4,689,748
		TOTAL BRITISH POUND	18,445,012
		Canadian Dollar—0.3%
		Sovereign—0.3%
800,000		Canada, Government of, 4.500%, 06/01/2015	835,793
2,400,000		Canada, Government of, 4.000%, 06/01/2017	2,587,951
1,970,000		Canada, Government of, Bond, 4.000%, 06/01/2016	2,082,555
		TOTAL CANADIAN DOLLAR	5,506,299
		DANISH KRONE—0.4%
		Sovereign—0.4%
35,430,000		Denmark, Government of, 4.000%, 11/15/2015	6,857,211
		Euro—3.4%
		Sovereign—3.4%
1,550,000		Bundesrepublic Deutschland, 2.250%, 9/04/2021	2,198,684

Principal Amount, Foreign Par Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Euro—continued
		Sovereign—continued
2,000,000	[6]	Buoni Ordinari Del Tes, 0.820%, 10/14/2013	2,594,456
4,800,000	[6]	Buoni Ordinari Del Tes, 0.950%, 11/14/2013	6,220,891
4,700,000	[6]	Buoni Ordinari Del Tes, 0.965%, 12/13/2013	6,083,312
2,500,000		Buoni Poliennali Del Tes, Bond, 4.250%, 2/01/2015	3,393,776
5,100,000	[6]	Cert DI Credito Del Tes, 0.985%, 01/31/2014	6,577,071
1,600,000		French Treasury Note, 2.000%, 9/25/2013	2,111,439
1,340,000		Germany, Government of, Series 2003, 4.250%, 1/04/2014	1,811,541
3,900,000	[6]	Spain Letras Del Tesoro, 1.185%, 08/23/2013	5,069,749
3,850,000	[6]	Spain Letras Del Tesoro, 1.070%, 09/20/2013	4,997,213
4,000,000	[6]	Spain Letras Del Tesoro, 1.365%, 10/18/2013	5,183,032
2,700,000	[6]	Spain Letras Del Tesoro, 1.501%, 11/22/2013	3,494,602
3,850,000	[6]	Spain Letras Del Tesoro, 1.292%, 12/13/2013	4,970,070
		TOTAL EURO	54,705,836
		HONG KONG DOLLAR—0.2%
		Sovereign—0.2%
18,500,000	[6]	Hong Kong T-Bills, Series 182, 0.050%, 5/15/2013	2,384,760
		Japanese Yen—3.6%
		Sovereign—3.6%
430,000,000		Japan, Government of, Bond, Series 250, 0.500%, 6/20/2013	4,644,872
480,000,000		Japan, Government of, Series 80, 0.800%, 12/20/2013	5,208,800
83,300,000		Japan, Government of, Series 89, 0.400%, 6/20/2015	905,801
257,000,000		Japan, Government of, Series 276, 1.600%, 12/20/2015	2,891,598
240,000,000	[6]	Japan, Government of, Series 303, 0.098%, 8/20/2013	2,588,473
508,000,000		Japan, Government of, Series 309, 0.100%, 10/15/2013	5,481,791
490,000,000		Japan, Government of, Sr. Unsecd. Note, Series 298, 1.300%, 12/20/2018	5,634,281
475,000,000		Japan, Government of, Sr. Unsecd. Note, Series 299, 1.300%, 3/20/2019	5,468,491
772,000,000		Japan, Government of, Sr. Unsecd. Note, Series 316, 0.100%, 5/15/2014	8,332,736
250,000,000	[6]	Japan, Government of, Unsecd. Note, Series 266, 0.099%, 3/21/2013	2,697,057
640,000,000	[6]	Japan, Government of, Unsecd. Note, Series 295, 0.093%, 7/22/2013	6,902,976
399,000,000		Japan-262 (10 Year Issue), Series 262, 1.900%, 06/20/2014	4,407,002
335,000,000		Japan-309, Sr. Unsecd. Note, Series 309, 1.100%, 06/20/2020	3,806,444
		TOTAL JAPANESE YEN	58,970,322
		NORWEGIAN KRONE—0.2%
		Sovereign—0.2%
14,800,000		Norway, Government of, Bond, 5.000%, 05/15/2015	2,771,274
		SINGAPORE DOLLAR—0.1%
		Sovereign—0.1%
1,230,000		Singapore, Government of, 0.250%, 02/01/2015	994,193
		SWEDISH KRONA—0.3%
		Sovereign—0.3%
29,030,000		Sweden, Government of, Series 1050, 3.000%, 7/12/2016	4,761,622
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $159,797,749)	155,396,529
		Asset-Backed Securities—0.1%
		Commercial Mortgage—0.1%
$2,000,000	[1,2]	FREMF Mortgage Trust 2013-K25, B, 3.616%, 11/25/2045	2,010,715

Principal Amount, Foreign Par Amount or Shares			Value in U.S. Dollars
		Asset-Backed Securities—continued
		Home Equity Loan—0.0%
$1,815	[1,2]	125 Home Loan Owner Trust 1998-1A, B1, 9.760%, 02/15/2029	$1,525
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $2,010,121)	2,012,240
		Collateralized Mortgage Obligations—1.8%
		Non-Agency Mortgage—0.0%
1,860	[1]	SMFC Trust Asset-Backed Certificates , 1997-A B1-4, 2.860%, 1/28/2027	1,636
		Commercial Mortgage—1.8%
2,500,000		Commercial Mortgage Pass-Through Certificates 2012-CR1 AM, 3.912%, 5/15/2045	2,695,418
3,900,000		Commercial Mortgage Pass-Through Certificates 2012-CR1 B, 4.612%, 5/15/2045	4,292,631
1,000,000		Commercial Mortgage Pass-Through Certificates 2012-LC4 B, 4.934%, 12/10/2044	1,135,435
2,000,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, 4.063%, 12/10/2044	2,201,470
2,100,000		Commercial Mortgage Trust 2013-LC6 AM, 3.282%, 1/10/2046	2,163,977
4,000,000		Commercial Mortgage Trust 2013-LC6 B, 3.739%, 1/10/2046	4,162,259
2,500,000		GS Mortgage Securities Corp. II 2012-GCJ7 AS, 4.085%, 5/10/2045	2,738,820
4,000,000		GS Mortgage Securities Corp. II 2012-GCJ7 B, 4.740%, 5/10/2045	4,505,962
2,000,000	[1,2]	JPMorgan Chase Commercial Mortgage Securities 2011-C3A B, 5.013%, 2/15/2046	2,304,113
1,000,000		Morgan Stanley Capital I 2012-C4 AS, 3.773%, 3/15/2045	1,076,352
1,000,000		WF-RBS Commercial Mortgage Trust 2012-C6 B, 4.697%, 4/15/2045	1,131,052
		TOTAL	28,407,489
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $26,524,973)	28,409,125
		Mortgage-Backed Security—0.0%
		Government National Mortgage Association—0.0%
13		Government National Mortgage Association Pool 780360, 11.000%, 30 Year, 9/15/2015 (IDENTIFIED COST $14)	13
		COMMON STOCKS—0.0%
		Automobiles—0.0%
3,126	[3]	General Motors Co.	84,871
785	[3]	Motors Liquidation Co.	18,133
		TOTAL COMMON STOCKS (IDENTIFIED COST $458,678)	103,004
		Preferred Stocks—0.0%
		Financial Institution - Brokerage—0.0%
40,000	[3,4,5]	Lehman Brothers Holdings, Pfd., Series D, 5.670%	400
		Financial Institution - REITs—0.0%
9,900		Prologis, Inc. Series Q PF, REIT Perpetual Pfd. Stock, Series Q, $4.27 Annual Dividend	639,094
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $534,288)	639,494
		WARRANTS—0.0%
		Automotive—0.0%
2,843	[3]	General Motors Co., Expiration Date 7/10/2016	51,060
2,843	[3]	General Motors Co., Expiration date 7/10/2019	32,126
		TOTAL WARRANTS (IDENTIFIED COST $507,421)	83,186
		MUTUAL FUNDS—87.5%[7]
13,267,334		Emerging Markets Fixed Income Core Fund	459,312,809
23,019,035		Federated Mortgage Core Portfolio	233,643,210
2,660,512		Federated Project and Trade Finance Core Fund	26,046,408

Principal Amount, Foreign Par Amount or Shares		Value in U.S. Dollars
	MUTUAL FUNDS—continued[7]
103,652,733	High Yield Bond Portfolio	$696,546,365
	TOTAL MUTUAL FUNDS (IDENTIFIED COST $1,419,787,872)	1,415,548,792
	TOTAL INVESTMENTS—99.6% (IDENTIFIED COST $1,619,116,669)[8]	1,612,107,498
	OTHER ASSETS AND LIABILITIES - NET—0.4%[9]	5,838,806
	TOTAL NET ASSETS—100%	$1,617,946,304
At February 28, 2013, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[3]United States Treasury Notes 10-Year Long Futures	110	$14,470,156	June 2013	$137,253
The average notional value of long and short futures contracts held by the Fund throughout the period was $35,255,137 and $16,410,156, respectively. This is based on amounts held as of each month-end throughout the three month fiscal period.
At February 28, 2013, the Fund had the following open swap contracts:
Credit Default Swap Counterparty	JP Morgan Securities LLC
Reference Entity	Series 19 High Yield CDX Index
Buy/Sell	Buy
Pay/Receive Fixed Rate	5.00%
Expiration Date	12/20/2019
Implied Credit Spread at 2/28/2013[10]	4.58%
Notional Amount	$40,000,000
Market Value	$(976,248)
Upfront Premiums Paid	$76,184
Unrealized Depreciation	$(1,052,432)
The average notional amount of credit default swap contracts held by the Fund throughout the period was $30,000,000. This is based on amounts held as of each month-end throughout the three month fiscal period.
Unrealized Appreciation/Depreciation on Futures Contracts and Swap Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2013, these restricted securities amounted to $7,954,199, which represented 0.5% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At February 28, 2013, these liquid restricted securities amounted to $7,388,181, which represented 0.5% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, if applicable, held at February 28, 2013, is as follows:
Security	Acquisition Date	Cost	Market Value
SMFC Trust Asset-Backed Certificates, 1997-A B1-4, 7.719%, 1/28/2027	2/4/1998	$13,483	$1,636
Union Central Life Ins Co, Note, Series 144A, 8.200%, 11/01/2026	10/31/1996	$497,390	$564,382
3	Non-income producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
6	Zero coupon bond, reflects effective rate at time of purchase.
7	Affiliated holdings.

8	At February 28, 2013, the cost of investments for federal tax purposes was $1,620,850,450. The net unrealized depreciation of investments for federal tax purposes excluding: (a) any unrealized appreciation/depreciation resulting from the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities, (b) futures contracts and (c) swap contracts was $8,742,952. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $178,595,574 and net unrealized depreciation from investments for those securities having an excess of cost over value of $187,338,526.
9	Assets, other than investments in securities, less liabilities.
10	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 28, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds[1]	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Corporate Bonds	$—	$3,779,465	$729,699	$4,509,164
International Bonds	—	5,405,951	—	5,405,951
Foreign Governments/Agencies	—	155,396,529	—	155,396,529
Asset-Backed Securities	—	2,010,715	1,525	2,012,240
Collateralized Mortgage Obligations	—	28,407,489	1,636	28,409,125
Mortgage-Backed Security	—	13	—	13
Equity Securities:
Common Stocks
Domestic	103,004	—	—	103,004
Preferred Stocks
Domestic	639,094	—	400[2]	639,494
Warrants	83,186	—	—	83,186
Mutual Funds	1,389,502,384	26,046,408	—	1,415,548,792
TOTAL SECURITIES	$1,390,327,668	$221,046,570	$733,260	$1,612,107,498
OTHER FINANCIAL INSTRUMENTS[3]	$137,253	$(976,248)	$—	$(838,995)
1	Emerging Markets Fixed Income Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
2	Shares were exchanged in conjunction with a corporate action for shares of another security whose fair value is determined using valuation techniques utilizing unobservable market data due to observable market data being unavailable.
3	Other financial instruments include futures contracts and swap contracts.
The following acronym is used throughout this portfolio:
EMTN	—Euro Medium Term Note
REIT	—Real Estate Investment Trust

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Fixed Income Securities, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date April 23, 2013

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 23, 2013